LOANS PAYABLE (Details Narrative) - USD ($)	May 21, 2020	Sep. 30, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Long term debt		$ 529,065	$ 149,900
S B A Loan [Member]
Short-term Debt [Line Items]
Proceeds from loan	$ 150,000
Debt instrument interest rate stated percentage	3.75%
Debt instrument maturity date description	payable over 30 years with all payments of principal and interest deferred for the first 12 months.
P P P Loan [Member]
Short-term Debt [Line Items]
Debt instrument decrease forgiveness	$ 29,165